Summarized Financial Information of Subsidiaries - Summary of Financial Information on Subsidiaries (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Total Current Assets	$ 1,018,212,660	$ 996,947,772
Total Non Current Assets	6,839,775,504	6,491,072,392
TOTAL ASSETS	7,857,988,164	7,488,020,164
Total Current Liabilities	1,041,299,852	1,217,464,152
Non-current Liabilities	3,069,404,660	2,596,392,231
Equity	3,747,283,652	3,674,163,781	$ 3,786,961,657	$ 3,462,993,642
TOTAL LIABILITIES AND EQUITY	7,857,988,164	7,488,020,164
Revenues	2,624,576,323	2,410,360,459	2,484,101,582
Raw materials and consumables used	(1,421,205,251)	(1,292,177,116)	(1,514,786,921)
Contribution Margin	1,349,629,109	1,164,984,310	1,008,191,361
Income before Taxes	377,321,122	566,330,276	666,760,212
Income tax expense, continuing operations	(61,227,904)	(153,482,519)	(143,342,301)
NET INCOME	316,093,218	412,847,757	523,417,911
Other Comprehensive Income	(34,855,794)	(53,736,400)	69,423,985
TOTAL COMPREHENSIVE INCOME	$ 281,237,424	$ 359,111,357	$ 592,841,896
Grupo Enel Distribucion Chile S A
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated	Consolidated
Total Current Assets	$ 289,393,933	$ 296,453,470	$ 261,378,069
Total Non Current Assets	1,175,550,962	982,926,699	893,633,580
TOTAL ASSETS	1,464,944,895	1,279,380,169	1,155,011,649
Total Current Liabilities	317,248,208	450,182,594	408,687,866
Non-current Liabilities	301,769,861	63,065,351	61,965,918
Equity	845,926,826	766,132,224	684,357,865
TOTAL LIABILITIES AND EQUITY	1,464,944,895	1,279,380,169	1,155,011,649
Revenues	1,412,871,737	1,263,224,070	1,333,027,456
Raw materials and consumables used	(1,114,936,281)	(972,499,916)	(1,062,076,645)
Contribution Margin	297,935,456	290,724,154	270,950,811
Gross Operating Income	201,152,462	200,614,083	177,188,798
Operating Income	152,293,464	159,259,319	132,510,164
Financial Results	5,232,127	6,088,801	6,411,839
Income before Taxes	157,525,602	165,348,120	139,079,732
Income tax expense, continuing operations	(38,748,555)	(42,967,123)	(34,030,322)
NET INCOME	118,777,047	122,380,997	105,049,408
Other Comprehensive Income	(5,268,320)	(600,422)	1,515,176
TOTAL COMPREHENSIVE INCOME	$ 113,508,727	$ 121,780,574	$ 106,564,584
Enel Generación Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 583,721,624	$ 548,220,314	$ 590,543,532
Total Non Current Assets	2,934,658,635	2,725,004,288	2,602,962,586
TOTAL ASSETS	3,518,380,259	3,273,224,602	3,193,506,118
Total Current Liabilities	449,869,095	569,928,285	489,875,667
Non-current Liabilities	1,081,712,205	938,139,971	891,083,155
Equity	1,986,798,959	1,765,156,347	1,812,547,296
TOTAL LIABILITIES AND EQUITY	3,518,380,259	3,273,224,603	3,193,506,118
Revenues	1,566,647,603	1,454,348,386	1,629,277,585
Raw materials and consumables used	(1,015,974,072)	(1,051,644,602)	(1,140,707,431)
Contribution Margin	550,673,531	402,703,784	488,570,154
Gross Operating Income	438,227,197	300,148,133	364,131,027
Operating Income	273,796,017	226,154,177	285,498,271
Financial Results	(61,735,905)	(49,980,539)	(37,647,691)
Income before Taxes	378,925,840	378,187,852	528,254,308
Income tax expense, continuing operations	(47,979,392)	(42,255,124)	(60,153,339)
NET INCOME	330,946,448	335,932,728	468,100,969
Other Comprehensive Income	(51,590,095)	(101,720,204)	72,617,351
TOTAL COMPREHENSIVE INCOME	$ 279,356,353	$ 234,212,523	$ 540,718,320
Enel Distribucion Chile S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 281,307,184	$ 288,632,068	$ 257,229,219
Total Non Current Assets	1,166,614,368	975,441,251	887,681,380
TOTAL ASSETS	1,447,921,552	1,264,073,319	1,144,910,599
Total Current Liabilities	293,190,807	424,550,547	393,273,852
Non-current Liabilities	301,606,886	62,721,352	61,523,557
Equity	853,123,859	776,801,421	690,113,190
TOTAL LIABILITIES AND EQUITY	1,447,921,552	1,264,073,320	1,144,910,599
Revenues	1,409,434,510	1,259,689,827	1,330,023,450
Raw materials and consumables used	(1,113,958,943)	(971,366,398)	(1,060,875,186)
Contribution Margin	295,475,567	288,323,429	269,148,264
Gross Operating Income	200,130,596	199,676,810	176,635,873
Operating Income	151,879,931	159,625,438	133,340,940
Financial Results	4,770,147	5,418,883	5,252,070
Income before Taxes	156,650,077	165,044,321	138,806,087
Income tax expense, continuing operations	(38,583,882)	(43,812,619)	(35,037,127)
NET INCOME	118,066,195	121,231,702	103,768,960
Other Comprehensive Income	(5,258,044)	(598,985)	1,543,151
TOTAL COMPREHENSIVE INCOME	$ 112,808,151	$ 120,632,717	$ 105,312,110
Empresa Electrica Pehuenche S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate	Separate
Total Current Assets	$ 40,913,391	$ 51,279,432	$ 35,369,243
Total Non Current Assets	172,823,608	179,693,183	186,760,346
TOTAL ASSETS	213,736,999	230,972,615	222,129,589
Total Current Liabilities	32,304,951	44,459,384	38,310,560
Non-current Liabilities	44,330,262	46,238,191	48,261,590
Equity	137,101,786	140,275,039	135,557,439
TOTAL LIABILITIES AND EQUITY	213,736,999	230,972,614	222,129,589
Revenues	147,472,130	162,768,188	152,501,383
Raw materials and consumables used	(19,725,956)	(21,539,174)	(36,289,330)
Contribution Margin	127,746,174	141,229,014	116,212,053
Gross Operating Income	121,631,813	135,558,558	110,957,039
Operating Income	114,117,571	128,068,159	103,556,904
Financial Results	2,230,250	224,543	(395,231)
Income before Taxes	116,442,545	128,348,399	103,206,672
Income tax expense, continuing operations	(31,554,368)	(34,669,191)	(26,346,081)
NET INCOME	84,888,177	93,679,208	76,860,591
TOTAL COMPREHENSIVE INCOME	$ 84,888,177	$ 93,679,208	$ 76,860,591
Enel Green Power Chile Ltda. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate
Total Current Assets	$ 93,176,241	$ 162,710,963
Total Non Current Assets	728,572,966	669,741,595
TOTAL ASSETS	821,749,207	832,452,558
Total Current Liabilities	148,584,958	113,123,832
Non-current Liabilities	26,709,820	125,240,941
Equity	646,454,429	594,087,786
TOTAL LIABILITIES AND EQUITY	821,749,207	832,452,559
Revenues	17,470,331	12,831,131
Raw materials and consumables used	(5,891)	(15,655)
Contribution Margin	17,464,440	12,815,476
Gross Operating Income	2,941,543	2,521,606
Operating Income	1,770,750	1,702,927
Financial Results	(3,819,658)	(5,337,680)
Income before Taxes	4,271,982	71,323,446
Income tax expense, continuing operations	789,773	1,601,922
NET INCOME	5,061,755	72,925,368
Other Comprehensive Income	47,305,179	71,701,018
TOTAL COMPREHENSIVE INCOME	$ 52,366,934	$ 144,626,386
Empresa Electrica Panguipulli S .A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate
Total Current Assets	$ 11,883,401	$ 16,052,462
Total Non Current Assets	268,737,935	255,481,676
TOTAL ASSETS	280,621,336	271,534,138
Total Current Liabilities	35,237,664	59,681,465
Non-current Liabilities	152,717,912	131,671,924
Equity	92,665,760	80,180,749
TOTAL LIABILITIES AND EQUITY	280,621,336	271,534,138
Revenues	65,392,897	45,097,744
Raw materials and consumables used	(10,089,283)	(5,320,421)
Contribution Margin	55,303,614	39,777,323
Gross Operating Income	45,295,840	32,476,777
Operating Income	25,634,374	18,680,884
Financial Results	(7,544,701)	(1,954,238)
Income before Taxes	18,091,741	16,726,646
Income tax expense, continuing operations	(3,984,287)	(2,647,884)
NET INCOME	14,107,454	14,078,762
Other Comprehensive Income	4,145,983	(3,643,974)
TOTAL COMPREHENSIVE INCOME	$ 18,253,437	$ 10,434,788
Geotérmica del Norte [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate
Total Current Assets	$ 21,392,710	$ 21,765,295
Total Non Current Assets	389,334,650	347,871,452
TOTAL ASSETS	410,727,360	369,636,747
Total Current Liabilities	34,868,730	20,910,840
Non-current Liabilities	316,179	293,675
Equity	375,542,451	348,432,232
TOTAL LIABILITIES AND EQUITY	410,727,360	369,636,747
Revenues	25,736,468	17,023,794
Raw materials and consumables used	(4,666,032)	(2,109,769)
Contribution Margin	21,070,436	14,914,025
Gross Operating Income	16,240,808	13,168,978
Operating Income	985,760	2,001,882
Financial Results	(2,431,778)	(3,676,151)
Income before Taxes	(1,446,018)	(1,674,269)
Income tax expense, continuing operations	(268,161)	454,355
NET INCOME	(1,714,179)	(1,219,914)
Other Comprehensive Income	28,824,398	45,243,420
TOTAL COMPREHENSIVE INCOME	$ 27,110,219	$ 44,023,506
Parque Eolico Talinay Oriente S.A. [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate
Total Current Assets	$ 75,985,899	$ 63,831,605
Total Non Current Assets	91,924,981	87,493,829
TOTAL ASSETS	167,910,880	151,325,434
Total Current Liabilities	3,479,000	6,173,259
Non-current Liabilities	25,290,284	18,876,242
Equity	139,141,596	126,275,934
TOTAL LIABILITIES AND EQUITY	167,910,880	151,325,435
Revenues	12,662,715	10,058,036
Raw materials and consumables used	(891,215)	(2,434,415)
Contribution Margin	11,771,500	7,623,621
Gross Operating Income	8,846,598	5,310,400
Operating Income	1,956,884	1,014,857
Financial Results	1,076,843	1,312,902
Income before Taxes	3,033,727	2,327,759
Income tax expense, continuing operations	(812,645)	(613,097)
NET INCOME	2,221,082	1,714,661
Other Comprehensive Income	10,644,581	16,552,523
TOTAL COMPREHENSIVE INCOME	$ 12,865,663	$ 18,267,184
Enel Green Power Del Sur S P A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Separate	Separate
Total Current Assets	$ 190,106,543	$ 129,849,852
Total Non Current Assets	732,488,168	655,431,547
TOTAL ASSETS	922,594,711	785,281,399
Total Current Liabilities	54,033,958	44,078,091
Non-current Liabilities	534,433,995	467,399,245
Equity	334,126,758	273,804,063
TOTAL LIABILITIES AND EQUITY	922,594,711	785,281,399
Revenues	144,036,603	94,473,391
Raw materials and consumables used	(25,778,573)	(21,024,045)
Contribution Margin	118,258,030	73,449,346
Gross Operating Income	99,202,697	60,053,812
Operating Income	66,657,147	37,537,228
Financial Results	(23,438,689)	(24,991,814)
Income before Taxes	43,218,457	12,545,413
Income tax expense, continuing operations	(9,496,203)	(3,455,173)
NET INCOME	33,722,254	9,090,240
Other Comprehensive Income	25,195,173	34,497,623
TOTAL COMPREHENSIVE INCOME	$ 58,917,427	$ 43,587,863
Grupo Enel Green Power [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated
Total Current Assets	$ 371,759,514	$ 344,469,181
Total Non Current Assets	1,775,791,317	1,628,444,820
TOTAL ASSETS	2,147,550,831	1,972,914,001
Total Current Liabilities	377,911,553	334,639,971
Non-current Liabilities	773,916,901	768,719,376
Equity	995,722,377	869,554,654
TOTAL LIABILITIES AND EQUITY	2,147,550,831	1,972,914,001
Revenues	273,239,617	183,008,879
Raw materials and consumables used	(26,298,083)	(22,330,367)
Contribution Margin	246,941,534	160,678,512
Gross Operating Income	204,174,344	131,378,740
Operating Income	115,016,205	69,236,957
Financial Results	(42,962,825)	(38,674,306)
Income before Taxes	71,875,897	30,471,438
Income tax expense, continuing operations	(16,890,333)	(8,837,176)
NET INCOME	54,985,564	21,634,262
Other Comprehensive Income	122,991,836	173,923,954
TOTAL COMPREHENSIVE INCOME	$ 177,977,400	$ 195,558,216
Grupo Enel Generación Chile S.A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated	Consolidated
Total Current Assets	$ 591,085,044	$ 672,467,353	$ 662,804,359
Total Non Current Assets	2,996,113,733	2,996,760,726	2,891,657,830
TOTAL ASSETS	3,587,198,777	3,669,228,079	3,554,462,189
Total Current Liabilities	488,183,716	593,881,208	543,356,500
Non-current Liabilities	1,125,160,667	1,077,855,824	1,022,091,737
Equity	1,973,854,394	1,997,491,047	1,989,013,952
TOTAL LIABILITIES AND EQUITY	3,587,198,777	3,669,228,079	3,554,462,189
Revenues	1,638,374,434	1,529,364,081	1,634,937,088
Raw materials and consumables used	(834,936,802)	(818,284,050)	(903,978,007)
Contribution Margin	803,437,632	711,080,031	730,959,081
Gross Operating Income	669,742,608	582,249,559	581,142,074
Operating Income	280,918,860	464,383,396	463,860,015
Financial Results	(58,362,079)	(47,947,351)	(36,610,248)
Income before Taxes	224,783,599	423,152,001	537,641,733
Income tax expense, continuing operations	(23,457,536)	(104,946,765)	(112,099,519)
NET INCOME	201,326,063	318,205,236	425,542,214
Other Comprehensive Income	(55,986,126)	(106,994,091)	67,663,516
TOTAL COMPREHENSIVE INCOME	$ 145,339,937	$ 211,211,145	$ 493,205,730
Grupo Gas Atacama Chile S A [Member]
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Type of Financial Statements	Consolidated	Consolidated	Consolidated
Total Current Assets		$ 154,726,337	$ 182,143,224
Total Non Current Assets		601,914,918	611,319,090
TOTAL ASSETS		756,641,255	793,462,314
Total Current Liabilities		61,155,091	75,370,131
Non-current Liabilities		94,466,222	83,894,880
Equity	$ 0	601,019,942	634,197,303
TOTAL LIABILITIES AND EQUITY		756,641,255	793,462,314
Revenues	186,194,326	271,433,789	307,272,380
Raw materials and consumables used	(54,061,747)	(94,746,408)	(170,752,796)
Contribution Margin	132,132,579	176,687,381	136,519,584
Gross Operating Income	110,016,642	146,123,452	106,213,750
Operating Income	(107,102,417)	109,465,013	70,509,184
Financial Results	1,143,576	1,808,644	1,432,674
Income before Taxes	(103,917,448)	115,039,230	80,142,531
Income tax expense, continuing operations	56,076,224	(27,946,019)	(25,417,139)
NET INCOME	(47,841,224)	87,093,211	54,725,392
Other Comprehensive Income	(4,396,031)	(5,273,886)	(3,338,115)
TOTAL COMPREHENSIVE INCOME	$ (52,237,255)	$ 81,819,325	$ 51,387,277